Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current:
Federal	$ 2,803	$ 3,065	$ 2,581
State	511	555	495
Total current income tax provision	3,314	3,620	3,076
Deferred:
Federal	5	(180)	(43)
State	(2)	(54)	0
Total deferred income tax provision	3	(234)	(43)
Total	$ 3,317	$ 3,386	$ 3,033
Reconciliation of the statutory income tax rate to the Company's effective income tax rate
Statutory income tax rate	35.00%	35.00%	35.00%
State income taxes, net of federal tax benefit	4.10%	4.00%	4.30%
Other	(0.70%)	0.30%	0.20%
Effective income tax rate	38.40%	39.30%	39.50%
Deferred tax assets:
Lease and rents	$ 375	$ 378
Inventory	57	99
Employee benefits	400	359
Allowance for doubtful accounts	301	279
Retirement benefits	65	105
Net operating loss and capital loss carryforwards	125	115
Deferred income	144	83
Other	336	498
Valuation allowance	(135)	(115)
Total deferred tax assets	1,668	1,801
Deferred tax liabilities:
Depreciation and amortization	(5,882)	(6,018)
Total deferred tax liabilities	(5,882)	(6,018)
Net deferred tax liabilities	(4,214)	(4,217)
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Beginning balance	338	188	$ 117
Additions based on tax positions related to the current year	68	57	32
Additions based on tax positions related to prior years	70	122	70
Reductions for tax positions of prior years	(100)	(11)	(15)
Expiration of statutes of limitation	(22)	(13)	(15)
Settlements	(47)	(5)	(1)
Ending balance	307	338	188
Interest recognized related to unrecognized tax benefits	10	5	$ 6
Accrued interest and penalties related to unrecognized tax benefits	30	$ 16
Unrecognized tax benefits that would impact effective tax rate	$ 276